Other long-term liabilities and deferred credits - Changes in Environmental Remediation Obligation (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accrual for Environmental Loss Contingencies [Roll Forward]
Opening Balance	CAD 70,072	CAD 69,555
Remediation activities	(10,621)	(12,739)
Accretion	2,147	2,273
Changes in cash flow estimates	3,171	268
Revision in assumptions	(5,843)	1,954
Purchase price adjustment	0	2,726
Foreign exchange rate adjustment	12,603	6,035
Closing Balance	CAD 71,529	CAD 70,072